Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2001
   As revised, August 20, 2001


ADMINISTRATIVE SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



(PAGE)



(PAGE)

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              29

Instructions for Account Transactions                                    30

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                 5.45    5.40    5.02    6.31
91      92      93       94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.64%

WORST QUARTER:                   Q2 '99                          +1.16%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.40%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         6.31%                                                 5.54%

The 7-day yield for Administrative shares on 12/31/00 was 6.37%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.

Dreyfus Cash Management



Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on th payment of principal and interest



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                5.52    5.44    5.06    6.33
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.65%

WORST QUARTER:                   Q2 '99                          +1.18%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.41%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         6.33%                                                 5.58%

The 7-day yield for Administrative shares on 12/31/00 was 6.41%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management Plus




Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                 4.90    6.10
91       92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.60%

WORST QUARTER:                   Q2 '99                          +1.14%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.38%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         6.10%                                                 5.42%

The 7-day yield for Administrative shares on 12/31/00 was 6.17%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Cash Management




Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                4.90    6.10
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.59%

WORST QUARTER:                   Q2 '99                          +1.15%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.36%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------

         6.10%                                                  5.43%

The 7-day yield for Administrative shares on 12/31/00 was 6.24%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Prime Cash Management



Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                5.30    5.17    4.73    5.96
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.57%

WORST QUARTER:                   Q2 '99                          +1.11%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.32%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.96%                                                  5.29%

The 7-day yield for Administrative shares on 12/31/00 was 5.88%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Cash Management



Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                5.17    5.03    4.57    5.78
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.50%

WORST QUARTER:                   Q2 '99                          +1.08%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.32%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.78%                                                  5.14%

The 7-day yield for Administrative shares on 12/31/00 was 5.71%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Prime Cash Management



Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                3.38    3.18    2.97    3.86
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.00%

WORST QUARTER:                   Q1 '99                          +0.66%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.77%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.86%                                                 3.35%

The 7-day yield for Administrative shares on 12/31/00 was 4.40%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Tax Exempt Cash Management



Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                3.48    3.31    3.04    3.92
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q4 '00                          +1.02%

WORST QUARTER:                   Q1 '99                          +0.68%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.81%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.92%                                                 3.44%

The 7-day yield for Administrative shares on 12/31/00 was 4.43%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Municipal Cash Management Plus




Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Administrative shares from year to year. The table shows the fund's average annual total return for its Administrative shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                3.35    3.13    2.89    3.79
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +0.98%

WORST QUARTER:                   Q1 '99                          +0.64%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.76%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.79%                                                 3.29%

The 7-day yield for Administrative shares on 12/31/00 was 4.25%. Institutions may call toll-free 1-800-346-3621 for the current yield for Administrative shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Administrative shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.10%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.30%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$31                                  $97                                  $169                                 $381

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Administrative shares, for advertising and marketing related to Administrative shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Administrative shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Administrative shares, over time it will increase the cost of your investment in Administrative shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus New York Municipal Cash Management




MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Administrative shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                             YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                       2001       2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .062       .050      .052       .053       .010

 Distributions:          Dividends from investment
                         income -- net                                         (.062)     (.050)    (.052)     (.053)     (.010)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.35       5.08      5.34       5.48     5.22(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                       6.14       5.02      5.22       5.37     3.74(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        126        173       195          2       --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                  2001       2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .062       .050      .053       .054       .010

 Distributions:          Dividends from investment
                         income -- net                                         (.062)     (.050)    (.053)     (.054)     (.010)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.39       5.12      5.39       5.54     5.22(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                       6.23       4.99      5.26       5.40     4.99(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         39         30        31         26      --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                            2001       2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .060       .048      .051       .053       .010

 Distributions:          Dividends from investment
                         income -- net                                         (.060)     (.048)    (.051)     (.053)     (.010)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.17       4.89      5.24       5.44     5.17(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                       5.98       4.78      5.12       5.31     5.15(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         70         19        52        236         37

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

                                                                                                      YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                        2001        2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                              1.00        1.00         1.00

 Investment operations:  Investment income -- net                                                  .060        .048         .047

 Distributions:          Dividends from investment
                         income -- net                                                           (.060)      (.048)       (.047)

 Net asset value, end of period                                                                    1.00        1.00         1.00

 Total return (%)                                                                                  6.16        4.95       5.22(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                        .30         .30        .30(2)

 Ratio of net investment income
 to average net assets (%)                                                                         5.89        4.88       5.10(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                            6           1            2

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.



                                                                                            YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                              2001       2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .059       .047      .050       .052       .010

 Distributions:          Dividends from investment
                         income -- net                                         (.059)     (.047)    (.050)     (.052)     (.010)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.02       4.78      5.10       5.32     5.07(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                       5.83       4.66      4.99       5.20     4.25(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         22         23        17       --(3)     --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                        2001       2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .057       .045      .049       .051       .010

 Distributions:          Dividends from investment
                         income -- net                                         (.057)     (.045)    (.049)     (.051)     (.010)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                5.84       4.62      4.97       5.19     4.97(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                       5.64       4.51      4.86       5.10      4.91(2
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                         10         19        56          7       --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                            2001       2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .038       .030      .031       .033       .006

 Distributions:          Dividends from investment
                         income -- net                                         (.038)     (.030)    (.031)     (.033)     (.006)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.85       3.00      3.15       3.39     3.24(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                       3.75       2.95      2.95       3.35     3.54(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                       --(3)         2         1          1       --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,     DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                   2001       2000      1999       1998         1997(1)          1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .038      .030       .032       .034          .003             .004

 Distributions:          Dividends from investment
                         income -- net                    (.038)    (.030)     (.032)     (.034)        (.003)           (.004)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           3.91      3.08       3.27       3.49        3.30(3)          3.38(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .30       .30        .30        .30         .30(3)           .30(3)

 Ratio of net investment income
 to average net assets (%)                                  3.84      3.02       3.54       3.53        3.64(3)          3.73(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                  --(4)     --(4)      --(4)      --(4)         --(4)            --(4)

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(2)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.

(3)  ANNUALIZED.

(4)  AMOUNT REPRESENTS LESS THAN $1 MILLION.




                                                                                           YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                    2001       2000       1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .037       .029      .030       .033       .006

 Distributions:          Dividends from investment
                         income -- net                                         (.037)     (.029)    (.030)     (.033)     (.006)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.77       2.93      3.09       3.35     3.24(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .30        .30       .30        .30      .30(2)

 Ratio of net investment income
 to average net assets (%)                                                       3.70       2.88      3.02       3.30     3.24(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                       --(3)      --(3)     --(3)      --(3)      --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights



Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Administrative shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m., and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.



APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

ADMINISTRATIVE SHARES              $10,000,000*               NONE

*The minimum initial investment in Administrative shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Account Information



ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Administrative shares of any Dreyfus Cash Management fund, Administrative shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Administrative shares of any Dreyfus Cash Management fund, in Administrative shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


Account Information




INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.



INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

Account Information





[This page intentionally left blank]

(PAGE)


[This page intentionally left blank]

(PAGE)


For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
CMGT-P0801ADM

(PAGE)



Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2001
   As revised, August 20, 2001


INSTITUTIONAL SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              29

Instructions for Account Transactions                                    30

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry





PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

6.22    3.80    3.16    4.08    6.01    5.42    5.56    5.51    5.12    6.42
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q1 '91                          +1.73%

WORST QUARTER:                   Q2 '93                          +0.77%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.42%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

6.42%                              5.60%                           5.12%

The 7-day yield for Institutional shares on 12/31/00 was 6.46%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management



Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on th payment of principal and interest


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

6.30    3.84    3.16    4.16    6.06    5.47    5.62    5.55    5.15    6.44
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q1 '91                          +1.75%

WORST QUARTER:                   Q2 '93                          +0.77%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.44%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                            5 years                        10 Years
--------------------------------------------------------------------------------

6.44%                              5.65%                           5.17%

The 7-day yield for Institutional shares on 12/31/00 was 6.51%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management Plus




Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


6.19    3.88    3.13    4.00    6.01    5.41     5.53    5.41    4.96     6.21
91      92      93      94      95      96       97      98      99       00

BEST QUARTER:                    Q1 '91                          +1.69%

WORST QUARTER:                   Q2 '93                          +0.77%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.40%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

6.21%                              5.50%                           5.07%

The 7-day yield for Institutional shares on 12/31/00 was 6.27%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Cash Management




Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                 5.00     6.20
91      92      93      94      95      96       97      98      99       00

BEST QUARTER:                    Q3 '00                          +1.62%

WORST QUARTER:                   Q2 '99                          +1.17%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.38%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since

                                                             inception

         1 Year                                              (2/27/98)
--------------------------------------------------------------------------------

         6.20%                                                 5.54%

The 7-day yield for Institutional shares on 12/31/00 was 6.34%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Prime Cash Management



Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

6.01    3.71    3.03    3.94    5.84    5.29     5.41    5.28    4.84     6.06
91      92      93      94      95      96       97      98      99       00

BEST QUARTER:                    Q1 '91                          +1.64%

WORST QUARTER:                   Q4 '93                          +0.74%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.35%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

6.06%                              5.37%                           4.94%

The 7-day yield for Institutional shares on 12/31/00 was 5.98%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Cash Management




Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

6.09    3.78    3.04    3.96    5.73    5.20     5.28    5.14    4.67     5.89
91      92      93      94      95      96       97      98      99       00

BEST QUARTER:                    Q1 '91                          +1.68%

WORST QUARTER:                   Q2 '93                          +0.74%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.35%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

5.89%                              5.23%                           4.87%

The 7-day yield for Institutional shares on 12/31/00 was 5.81%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.

Dreyfus Treasury Prime Cash Management







Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

4.43    2.89    2.30    2.73    3.72    3.31     3.49    3.29    3.09     3.96
91      92      93      94      95      96       97      98      99       00

BEST QUARTER:                    Q1 '91                          +1.14%

WORST QUARTER:                   Q1  '94                         +0.54%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.80%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

3.96%                              3.43%                           3.32%

The 7-day yield for Institutional shares on 12/31/00 was 4.50%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Tax Exempt Cash Management








Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

4.75    3.16    2.44    2.76    3.85    3.44     3.58    3.41    3.15     4.02
91      92      93      94      95      96       97      98      99       00

BEST QUARTER:                    Q1 '91                          +1.27%

WORST QUARTER:                   Q1 '94                          +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.84%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

1 Year                            5 Years                        10 Years
--------------------------------------------------------------------------------

4.02%                              3.52%                           3.45%

The 7-day yield for Institutional shares on 12/31/00 was 4.52%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Municipal Cash Management Plus






Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Institutional shares from year to year. The table shows the fund's average annual total return for its Institutional shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

        2.73    2.10    2.62    3.74    3.24     3.45    3.23    3.00     3.89
91      92      93      94      95      96       97      98      99       00

BEST QUARTER:                    Q3 '00                          +1.01%

WORST QUARTER:                   Q1 '93                          +0.49%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.78%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                        Since
                                                                 inception

1 Year                            5 Years                        (11/4/91)
--------------------------------------------------------------------------------

3.89%                              3.36%                           3.12%

The 7-day yield for Institutional shares on 12/31/00 was 4.35%. Institutions may call toll-free 1-800-346-3621 for the current yield for Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Institutional shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.20%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$20                                  $64                                  $113                                 $255

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

OTHER EXPENSES: as to the fund's Institutional shares, under an agreement with Dreyfus, the fund only pays the management fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus New York Municipal Cash Management






MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Institutional shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available to investors upon request.

                                                                                                YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                         2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .063       .051      .053       .054       .053

 Distributions:          Dividends from investment
                         income -- net                                         (.063)     (.051)    (.053)     (.054)     (.053)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.46       5.19      5.45       5.58       5.39
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       6.24       5.12      5.32       5.45       5.27
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      9,125      9,015     6,273      4,103      2,758

                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,     SEPTEMBER 30,

 DREYFUS CASH MANAGEMENT PLUS                             2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .063      .051       .054       .055          .018             .055

 Distributions:          Dividends from investment
                         income -- net                    (.063)    (.051)     (.054)     (.055)        (.018)           (.055)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           6.49      5.22       5.50       5.64        5.34(2)            5.59
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .20       .20        .20        .20         .20(2)             .20

 Ratio of net investment income
 to average net assets (%)                                  6.33      5.08       5.36       5.50        5.32(2)            5.46
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                10,352     6,524      7,448      5,793         5,516            4,766

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                              2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .061       .049      .052       .054       .053

 Distributions:          Dividends from investment
                         income -- net                                         (.061)     (.049)    (.052)     (.054)     (.053)

 Net asset value, end of period                                                 1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                               6.28       5.00      5.35       5.55       5.38
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       6.08       4.88      5.22       5.41       5.25
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      4,064      3,573     4,019      4,137      4,565



                                                                                                      YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                        2001        2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                              1.00        1.00         1.00

 Investment operations:  Investment income -- net                                                  .061        .049         .048

 Distributions:          Dividends from investment
                         income -- net                                                           (.061)      (.049)       (.048)

 Net asset value, end of period                                                                    1.00        1.00         1.00

 Total return (%)                                                                                  6.27        5.04       5.33(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                        .20         .20        .20(2)

 Ratio of net investment income
 to average net assets (%)                                                                         5.99        4.98       5.20(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                          288         397          194

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.



                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,       JULY 31,

 DREYFUS TREASURY CASH MANAGEMENT                         2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .060      .048       .051       .053          .026             .054

 Distributions:          Dividends from investment
                         income -- net                    (.060)    (.048)     (.051)     (.053)        (.026)           (.054)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           6.12      4.88       5.21       5.42        5.20(2)            5.51
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .20       .20        .20         20          20(2)              20

 Ratio of net investment income
 to average net assets (%)                                  5.93      4.76       5.09       5.30        5.14(2)            5.35
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                 2,138     1,879      2,865      2,921         2,649            2,420

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(2)  ANNUALIZED.

                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,     FEBRUARY 29,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                   2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .058      .046       .050       .052          .047             .055

 Distributions:          Dividends from investment
                         income -- net                    (.058)    (.046)     (.050)     (.052)        (.047)           (.055)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           5.94      4.72       5.07       5.30        5.16(2)            5.65
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .20       .20        .20        .20         .20(2)             .20

 Ratio of net investment income
 to average net assets (%)                                  5.74      4.61       4.96       5.17        5.05(2)            5.53
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                 1,936     2,227      2,784      2,907         3,047            2,904

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .039       .031      .032       .034       .033

 Distributions:          Dividends from investment
                         income -- net                                         (.039)     (.031)    (.032)     (.034)     (.033)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.95       3.11      3.26       3.50       3.31
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .20        .20       .20        .20        .20

 Ratio of net investment income
 to average net assets (%)                                                       3.85       3.05      3.20       3.44       3.25
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                      1,538      1,059     1,286      1,319      1,646



                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,     DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                   2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .039      .031       .033       .035          .003             .034

 Distributions:          Dividends from investment
                         income -- net                    (.039)    (.031)     (.033)     (.035)        (.003)           (.034)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           4.01      3.18       3.37       3.59        3.41(2)            3.43
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .20       .20        .20        .20         .20(2)             .20

 Ratio of net investment income
 to average net assets (%)                                  3.94      3.12       3.31       3.53        3.38(2)            3.38
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                   133       129        208        134           159              156

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(2)  ANNUALIZED.


                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,     DECEMBER 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT               2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .038      .030       .031       .034          .017             .034

 Distributions:          Dividends from investment
                         income -- net                    (.038)    (.030)     (.031)     (.034)        (.017)           (.034)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           3.87      3.03       3.19       3.46        3.29(2)            3.44
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .20       .20        .20        .20         .20(2)             .20

 Ratio of net investment income
 to average net assets (%)                                  3.80      2.98       3.12       3.40        3.28(2)            3.33
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                   330       265        268        196           133              132

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.


APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

                                   Initial                     Additional
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES               $10,000,000*               NONE

*The minimum initial investment in Institutional shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Account Information


ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.



SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Institutional shares of any Dreyfus Cash Management fund, Institutional shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional Shares of any Dreyfus Cash Management fund, in Institutional Shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


Account Information




INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.







INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

Account Information





[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to public info@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
CMGT-P0801IST

Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2001
   As revised, August 20, 2001


INVESTOR SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              29

Instructions for Account Transactions                                    30

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds


Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks or foreign banks, or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                5.75     5.15    5.29     5.25    4.86    6.15
91      92      93      94      95       96      97       98      99      00

BEST QUARTER:                    Q3 '00                          +1.60%

WORST QUARTER:                   Q2 '99                          +1.12%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.36%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

6.15%                              5.34%                           5.19%

The 7-day yield for Investor shares on 12/31/00 was 6.22%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management



Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                                5.80    5.21    5.36    5.29    4.89    6.17
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.61%

WORST QUARTER:                   Q2 '99                          +1.14%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.37%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/24/94)
--------------------------------------------------------------------------------

6.17%                              5.38%                           5.25%

The 7-day yield for Investor shares on 12/31/00 was 6.26%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold yourshares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management Plus




Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                5.74    5.14    5.26    5.15    4.69    5.94
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.56%

WORST QUARTER:                   Q2 '99                          +1.10%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.34%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

5.94%                              5.23%                           5.10%

The 7-day yield for Investor shares on 12/31/00 was 6.03%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Cash Management




Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                4.74    5.94
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.55%

WORST QUARTER:                   Q2 '99                          +1.11%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.32%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                      Since
                                                                    inception
               1 Year                                               (2/27/98)
--------------------------------------------------------------------------------

               5.94%                                                 5.28%

The 7-day yield for Investor shares on 12/31/00 was 6.09%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Prime Cash Management





Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                5.58    5.03    5.15    5.02    4.58    5.80
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.53%

WORST QUARTER:                   Q2 '99                          +1.07%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.29%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

5.80%                              5.12%                           4.98%

The 7-day yield for Investor shares on 12/31/00 was 5.73%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Cash Management





Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                5.47    4.93    5.02    4.87    4.41    5.63
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.46%

WORST QUARTER:                   Q2 '99                          +1.04%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.29%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

5.63%                              4.97%                           4.86%

The 7-day yield for Investor shares on 12/31/00 was 5.57%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Prime Cash Management




Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                3.46    3.05    3.23    3.04    2.83    3.70
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q4 '00                          +0.97%

WORST QUARTER:                   Q1 '99                          +0.63%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.73%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/10/94)
--------------------------------------------------------------------------------

3.70%                              3.17%                           3.11%

The 7-day yield for Investor shares on 12/31/00 was 4.25%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Tax Exempt Cash Management




Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                        2.51    3.59    3.18    3.33    3.16    2.89    3.76
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +0.98%

WORST QUARTER:                   Q1 '94                          +0.49%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.77%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (9/30/93)
--------------------------------------------------------------------------------

3.76%                              3.27%                           3.16%

The 7-day yield for Investor shares on 12/31/00 was 4.28%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Municipal Cash Management Plus




Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Investor shares from year to year. The table shows the fund's average annual total return for its Investor shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                3.48    2.99    3.20    2.97    2.74    3.63
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +0.94%

WORST QUARTER:                   Q1 '99                          +0.60%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.72%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                   Since
                                                                 inception

1 Year                            5 Years                        (1/18/94)
--------------------------------------------------------------------------------

3.63%                              3.11%                           3.06%

The 7-day yield for Investor shares on 12/31/00 was 4.10%. Institutions may call toll-free 1-800-346-3621 for the current yield for Investor shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Investor shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.25%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.45%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$46                                  $144                                 $252                                 $567

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Investor shares, for advertising and marketing related to Investor shares, and for providing account service and maintenance. The distributor may pay all or part of the fee to institutions which have purchased Investor shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor shares, over time it will increase the cost of your investment in Investor shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus New York Municipal Cash Management




MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Investor shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                            YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                                         2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .060       .048      .051       .052       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.060)     (.048)    (.051)     (.052)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.19       4.93      5.19       5.31       5.13
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       5.99       4.88      5.07       5.18       5.02
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        967        678       462        464        581

                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                YEAR ENDED JANUARY 31,              JANUARY 31,     SEPTEMBER 30,

 DREYFUS CASH MANAGEMENT PLUS                             2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .061      .048       .051       .053          .017             .052

 Distributions:          Dividends from investment
                         income -- net                    (.061)    (.048)     (.051)     (.053)        (.017)           (.052)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           6.23      4.95       5.24       5.38       5.10(2)             5.33
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .45       .45        .45        .45        .45(2)              .45

 Ratio of net investment income
 to average net assets (%)                                  6.08      4.84       5.12       5.25       5.07(2)             5.19
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                   749       697        690        750           782              629

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM SEPTEMBER 30 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                            2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .059       .046      .050       .052       .050

 Distributions:          Dividends from investment
                         income -- net                                         (.059)     (.046)    (.050)     (.052)     (.050)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.01       4.74      5.08       5.28       5.12
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       5.83       4.62      4.96       5.16       5.01
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        643        504       811        779        547

                                                                                                     YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                                        2001        2000        1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                              1.00        1.00         1.00

 Investment operations:  Investment income -- net                                                  .058        .047         .046

 Distributions:          Dividends from investment
                         income -- net                                                           (.058)      (.047)       (.046)

 Net asset value, end of period                                                                    1.00        1.00         1.00

 Total return (%)                                                                                  6.00        4.78       5.06(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                        .45         .45        .45(2)

 Ratio of net investment income
 to average net assets (%)                                                                         5.74        4.73       4.95(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                                           65          39           15

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.



                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,       JULY 31,

 DREYFUS TREASURY CASH MANAGEMENT                         2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .057      .045       .048       .051          .025             .051

 Distributions:          Dividends from investment
                         income -- net                    (.057)    (.045)     (.048)     (.051)        (.025)           (.051)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           5.86      4.62       4.95       5.17        4.96(2)            5.25
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .45       .45        .45        .45         .45(2)             .45

 Ratio of net investment income
 to average net assets (%)                                  5.68      4.53       4.84       5.07        4.89(2)            5.05
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                   671       472        538        597           330              238

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(2)  ANNUALIZED.

                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,     FEBRUARY 29,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                   2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .055      .044       .047       .049          .044             .053

 Distributions:          Dividends from investment
                         income -- net                    (.055)    (.044)     (.047)     (.049)        (.044)           (.053)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           5.68      4.46       4.81       5.03        4.88(2)            5.39
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .45       .45        .45        .45         .45(2)             .45

 Ratio of net investment income
 to average net assets (%)                                  5.49      4.36       4.71       4.91        4.80(2)            5.21
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                   502       412        434        304           358              256

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM FEBRUARY 28/29 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                              YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                              2001       2000       1999      1998       1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .036       .028      .030       .032       .030

 Distributions:          Dividends from investment
                         income -- net                                         (.036)     (.028)    (.030)     (.032)     (.030)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                3.69       2.86      3.00       3.24       3.05
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .45        .45       .45        .45        .45

 Ratio of net investment income
 to average net assets (%)                                                       3.60       2.80      2.96       3.22       2.98
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        154        223       161        149         44

                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,     DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                   2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .037      .029       .031       .033          .003             .031

 Distributions:          Dividends from investment
                         income -- net                    (.037)    (.029)     (.031)     (.033)        (.003)           (.031)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           3.75      2.93       3.12       3.34        3.18(2)            3.18
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .45       .45        .45        .45         .45(2)             .45

 Ratio of net investment income
 to average net assets (%)                                  3.69      2.86       3.07       3.26        3.13(2)            3.14
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                    45        49         50         47            67               46

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(2)  ANNUALIZED.




                                                                                                    PERIOD ENDED      YEAR ENDED

                                                                 YEAR ENDED JANUARY 31,              JANUARY 31,       JULY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT               2001       2000      1999       1998         1997(1)           1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                       1.00      1.00       1.00       1.00          1.00             1.00

 Investment operations:  Investment income -- net           .036      .027       .029       .032          .015             .031

 Distributions:          Dividends from investment
                         income -- net                    (.036)    (.027)     (.029)     (.032)        (.015)           (.031)

 Net asset value, end of period                             1.00      1.00       1.00       1.00          1.00             1.00

 Total return (%)                                           3.61      2.77       2.93       3.20        3.04(2)            3.18
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                 .45       .45        .45        .45         .45(2)             .45

 Ratio of net investment income
 to average net assets (%)                                  3.55      2.73       2.92       3.17        3.03(2)            3.09
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                    12        11          9         13             8               14

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM JULY 31 TO JANUARY 31.

(2)  ANNUALIZED.

Financial Highlights


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.



APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

                                  Initial                     Additional
--------------------------------------------------------------------------------

INVESTOR SHARES                   $10,000,000*               NONE

*The minimum initial investment in Investor shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Account Information



ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


For all funds, all times are Eastern time.


APPLICABLE TO ALL FUNDS:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.



SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Investor shares of any Dreyfus Cash Management fund, Investor shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Investor shares of any Dreyfus Cash Management fund, in Investor shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


Account Information



INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.




INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

Account Information




[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
CMGT-P0801INV

Dreyfus Cash Management Funds

Dreyfus Cash Management

Dreyfus Cash Management Plus

Dreyfus Government Cash Management

Dreyfus Government Prime Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus Treasury Cash Management

Dreyfus Treasury Prime Cash Management

Seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2001
   As revised, August 20, 2001


PARTICIPANT SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management                                                   2

Dreyfus Cash Management Plus                                              4

Dreyfus Government
Cash Management                                                           6

Dreyfus Government Prime
Cash Management                                                           8

Dreyfus Treasury Cash Management                                         10

Dreyfus Treasury Prime
Cash Management                                                          12

Dreyfus Tax Exempt
Cash Management                                                          14

Dreyfus Municipal
Cash Management Plus                                                     16

Dreyfus New York Municipal
Cash Management                                                          18

Management                                                               20

Financial Highlights                                                     21

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         26

Distributions and Taxes                                                  29

Services for Fund Investors                                              29

Instructions for Account Transactions                                    30

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider nine investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities. Dreyfus Government Cash Management and Dreyfus Treasury Cash Management invest only in U.S. government securities and in repurchase agreements.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds

Dreyfus Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances, and other short-term securities issued by domestic banks, foreign banks or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* high grade commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                5.14    5.09    4.70    5.99
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.56%

WORST QUARTER:                   Q2 '99                          +1.08%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.32%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.99%                                                 5.23%

The 7-day yield for Participant shares on 12/31/00 was 6.07%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management



Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                5.21    5.12    4.74    6.01
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.58%

WORST QUARTER:                   Q2 '99                          +1.11%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.34%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         6.01%                                                 5.27%

The 7-day yield for Participant shares on 12/31/00 was 6.11%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management Plus




Dreyfus Government Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                5.11    4.99    4.54    5.79
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.52%

WORST QUARTER:                   Q2 '99                          +1.07%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.30%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.79%                                                  5.10%

The 7-day yield for Participant shares on 12/31/00 was 5.87%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Cash Management


Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                4.59    5.78
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.51%

WORST QUARTER:                   Q2 '99                          +1.07%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.28%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------

         5.78%                                                  5.12%

The 7-day yield for Participant shares on 12/31/00 was 5.94%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.


EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Prime Cash Management



Dreyfus Treasury Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of these securities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                4.98    4.86    4.42    5.64
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.50%

WORST QUARTER:                   Q2 '99                          +1.03%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.25%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.64%                                                 4.97%

The 7-day yield for Participant shares on 12/31/00 was 5.58%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Cash Management



Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                4.86    4.71    4.26    5.47
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.43%

WORST QUARTER:                   Q2 '99                          +1.00%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.25%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.47%                                                  4.82%

The 7-day yield for Participant shares on 12/31/00 was 5.42%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Prime Cash Management


Dreyfus Tax Exempt Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                3.08    2.88    2.68    3.55
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q4 '00                          +0.93%

WORST QUARTER:                   Q1 '99                          +0.59%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.70%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.55%                                                  3.05%

The 7-day yield for Participant shares on 12/31/00 was 4.10%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Tax Exempt Cash Management



Dreyfus Municipal Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. When the portfolio manager believes that acceptable municipal obligations are unavailable for investment, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

Although the fund's objective is to generate income exempt from federal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                3.17    3.01    2.74    3.61
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +0.94%

WORST QUARTER:                   Q1 '99                          +0.61%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.74%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                             inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.61%                                                 3.13%

The 7-day yield for Participant shares on 12/31/00 was 4.13%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Municipal Cash Management Plus



Dreyfus New York Municipal Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests substantially all of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes. When the portfolio manager believes that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in securities that provide income subject to New York state and New York city income taxes, but not federal income tax. When acceptable municipal obligations are unavailable generally, the fund may invest temporarily in high quality, taxable money market instruments.

Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* New York's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Although the fund's objective is to generate income exempt from federal, New York state and New York city income taxes, income from some of its holdings may be subject to the federal alternative minimum tax.





PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                3.04    2.82    2.58    3.48
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +0.91%

WORST QUARTER:                   Q1  '99                         +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 0.68%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         3.48%                                                  2.98%

The 7-day yield for Participant shares on 12/31/00 was 3.95%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus New York Municipal Cash Management








MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                        YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT                                              2001         2000          1999         1998       1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                 1.00         1.00          1.00         1.00         1.00

 Investment operations:  Investment income -- net                     .059         .047          .049         .050         .010

 Distributions:          Dividends from investment
                         income -- net                              (.059)       (.047)        (.049)       (.050)       (.010)

 Net asset value, end of period                                       1.00         1.00          1.00         1.00         1.00

 Total return (%)                                                     6.04         4.77          5.03         5.16       4.92(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                           .60          .60           .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                            5.84         4.72          4.92         5.21       3.84(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                             202          216            65           99          --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                         YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                          2001        2000           1999         1998       1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                  1.00         1.00          1.00         1.00         1.00

 Investment operations:  Investment income -- net                      .059         .047          .050         .051         .010

 Distributions:          Dividends from investment
                         income -- net                               (.059)       (.047)        (.050)       (.051)       (.010)

 Net asset value, end of period                                        1.00         1.00          1.00         1.00         1.00

 Total return (%)                                                      6.07         4.80          5.07         5.22       4.92(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                            .60          .60           .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                             5.93         4.70          4.96         5.10       4.78(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                              430          186            67           15         --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT CASH MANAGEMENT                                  2001          2000           1999        1998       1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                  1.00         1.00          1.00         1.00         1.00

 Investment operations:  Investment income -- net                      .057         .045          .048         .050         .001

 Distributions:          Dividends from investment
                         income -- net                               (.057)       (.045)        (.048)       (.050)       (.001)

 Net asset value, end of period                                        1.00         1.00          1.00         1.00         1.00

 Total return (%)                                                      5.85         4.58          4.93         5.13       4.87(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                            .60          .60           .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                             5.68         4.48          4.81         5.01       4.85(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                               49           43           270           31         --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                  YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                            2001                   2000                 1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                1.00                   1.00                   1.00

 Investment operations:  Investment income -- net                    .057                   .045                   .045

 Distributions:          Dividends from investment
                         income -- net                             (.057)                 (.045)                 (.045)

 Net asset value, end of period                                      1.00                   1.00                   1.00

 Total return (%)                                                    5.84                   4.63                 4.90(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                          .60                    .60                  .60(2)

 Ratio of net investment income
 to average net assets (%)                                           5.59                   4.58                 4.80(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                            320                    196                    163

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.


                                                                                        YEAR ENDED JANUARY 31,

 DREYFUS TREASURY CASH MANAGEMENT                                      2001         2000         1999          1998       1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                  1.00         1.00          1.00         1.00         1.00

 Investment operations:  Investment income -- net                      .056         .044          .047         .049         .009

 Distributions:          Dividends from investment
                         income -- net                               (.056)       (.044)        (.047)       (.049)       (.009)

 Net asset value, end of period                                        1.00         1.00          1.00         1.00         1.00

 Total return (%)                                                      5.70         4.46          4.79         5.00      4.77(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                            .60          .60           .60          .60       .60(2)

 Ratio of net investment income
 to average net assets (%)                                             5.53         4.36          4.68         4.90      4.20(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                              119           33           126          102        --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                         YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                2001         2000         1999         1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                  1.00         1.00          1.00         1.00         1.00

 Investment operations:  Investment income -- net                      .054         .042          .046         .048         .009

 Distributions:          Dividends from investment
                         income -- net                               (.054)       (.042)        (.046)       (.048)       (.009)

 Net asset value, end of period                                        1.00         1.00          1.00         1.00         1.00

 Total return (%)                                                      5.52         4.31          4.65         4.88      4.66(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                            .60          .60           .60          .60       .60(2)

 Ratio of net investment income
 to average net assets (%)                                             5.34         4.23          4.56         4.79      4.70(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                              609          138           132          110        --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                    YEAR ENDED JANUARY 31,

 DREYFUS TAX EXEMPT CASH MANAGEMENT                                    2001        2000          1999         1998       1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                  1.00         1.00          1.00         1.00         1.00

 Investment operations:  Investment income -- net                      .035         .027          .028         .030         .006

 Distributions:          Dividends from investment
                         income -- net                               (.035)       (.027)        (.028)       (.030)       (.006)

 Net asset value, end of period                                        1.00         1.00          1.00         1.00         1.00

 Total return (%)                                                      3.54         2.70          2.85         3.09       2.94(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                            .60          .60           .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                             3.45         2.65          2.81         3.08       3.29(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                              168          131            73           72         --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                                    PERIOD ENDED     PERIOD ENDED

                                                                YEAR ENDED JANUARY 31,               JANUARY 31,     DECEMBER 31,

 DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                 2001       2000      1999       1998           1997(1)           1996(2)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                     1.00       1.00      1.00       1.00           1.00             1.00

 Investment operations:  Investment income -- net         .035       .027      .029       .031           .003             .004

 Distributions:          Dividends from investment
                         income -- net                  (.035)     (.027)    (.029)     (.031)         (.003)           (.004)

 Net asset value, end of period                           1.00       1.00      1.00       1.00           1.00             1.00

 Total return (%)                                         3.60       2.77      2.97       3.18         2.94(3)          3.12(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)               .60        .60       .60        .60          .60(3)           .60(3)

 Ratio of net investment income
 to average net assets (%)                                3.54       2.72      2.91       3.17         3.17(3)          3.55(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                  14       --(4)       15          7           --(4)           --(4)

(1)  THE FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO JANUARY 31.

(2)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1996.

(3)  ANNUALIZED.

(4)  AMOUNT REPRESENTS LESS THAN $1 MILLION.



                                                                                      YEAR ENDED JANUARY 31,

 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                              2001         2000        1999        1998        1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                     1.00         1.00       1.00         1.00         1.00

 Investment operations:  Investment income -- net                         .034         .026       .027         .030         .006

 Distributions:          Dividends from investment
                         income -- net                                  (.034)       (.026)     (.027)       (.030)       (.006)

 Net asset value, end of period                                           1.00         1.00       1.00         1.00         1.00

 Total return (%)                                                         3.46         2.62       2.78         3.05       2.94(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                               .60          .60        .60          .60        .60(2)

 Ratio of net investment income
 to average net assets (%)                                                3.40         2.58       2.72         3.01       2.88(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                   1        --(3)          1            1         --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

Financial Highlights



Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 12:00 noon and 8:00 p.m. for the municipal money market funds, every day the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management and Dreyfus Treasury Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

Investors whose orders in proper form are placed and payments for which are received in or converted into Federal Funds by the fund's custodian, prior to 12:00 noon, will be effective at the price determined at 12:00 noon on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 12:00 noon, but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 12:00 noon and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

Minimum investments

                                   Initial                   Additional
-------------------------------------------------------------------------------

PARTICIPANT SHARES                 $10,000,000*              NONE

*The minimum initial investment in Participant shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.

Account Information


ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

APPLICABLE TO DREYFUS CASH MANAGEMENT, DREYFUS CASH MANAGEMENT PLUS, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS GOVERNMENT PRIME CASH MANAGEMENT, DREYFUS TREASURY CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

APPLICABLE TO DREYFUS TAX EXEMPT CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT ONLY:

If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 12:00 noon, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 12:00 noon, but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


For all funds, all times are Eastern time.

APPLICABLE TO ALL FUNDS:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the taxable money market funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date).

EACH MUNICIPAL MONEY MARKET FUND anticipates that, under normal market conditions, virtually all of its income dividends will be exempt from federal and, as to Dreyfus New York Municipal Cash Management, New York state and New York city, personal income taxes. However, any dividends and distributions from taxable investments are taxable as ordinary income.

The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Participant shares of any Dreyfus Cash Management fund, Participant shares of any other Dreyfus Cash Management fund, or of Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for Dreyfus Institutional Short Term Treasury Fund before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant Shares of any Dreyfus Cash Management fund, in Participant Shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


Account Information




INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management
DDA# 8900052015

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Cash Management
DDA# 8900052023

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Cash Management
DDA# 8900052112

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * Dreyfus Tax Exempt Cash Management
DDA# 8900051965

   * Dreyfus Municipal Cash Management Plus
DDA# 8900119136

   * Dreyfus New York Municipal
Cash Management DDA# 8900208805

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management DDA# 8900052015

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Cash Management DDA# 8900052023

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Cash Management DDA# 8900052112

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* Dreyfus Tax Exempt Cash Management DDA# 8900051965

* Dreyfus Municipal Cash Management Plus DDA# 8900119136

* Dreyfus New York Municipal Cash Management DDA# 8900208805

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.





INSTRUCTIONS FOR ACCOUNT TRANSACTIONS (continued)

   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

Account Information






[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management
----------------------------------

SEC file number:  811-4175

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Cash Management A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Government Prime Cash Management A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Cash Management
-----------------------------------

SEC file number:  811-4723

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

Dreyfus Tax Exempt Cash Management
-----------------------------------

SEC file number:  811-3954

Dreyfus Municipal Cash Management Plus
----------------------------------

SEC file number:  811-6172

Dreyfus New York Municipal Cash Management
-----------------------------------

SEC file number:  811-6395

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
CMGT-P0801PAR

Dreyfus Cash Management Funds

Dreyfus Cash Management Plus

Dreyfus Government Prime Cash Management

Dreyfus Treasury Prime Cash Management






Seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2001
   As revised, August 20, 2001


PARTICIPANT SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management Plus                                              2

Dreyfus Government Prime
Cash Management                                                           4

Dreyfus Treasury Prime
Cash Management                                                           6

Management                                                                8

Financial Highlights                                                      9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         11

Distributions and Taxes                                                  13

Services for Fund Investors                                              13

Instructions for Account Transactions                                    14

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Dreyfus Cash Management Plus is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. However, the fund purchases securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

The Funds



Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                 5.21    5.12    4.74    6.01
91      92      93       94      95      96      97      98      99      00


BEST QUARTER:                    Q3 '00                          +1.58%

WORST QUARTER:                   Q2 '99                          +1.11%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.34%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         6.01%                                                 5.27%

The 7-day yield for Participant shares on 12/31/00 was 6.11%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management Plus




Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                 4.59    5.78
91      92      93       94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.51%

WORST QUARTER:                   Q2 '99                          +1.07%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.36%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------

         5.78%                                                  5.12%

The 7-day yield for Participant shares on 12/31/00 was 5.94%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.

Dreyfus Government Prime Cash Management



Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                 4.86    4.71    4.26    5.47
91      92      93       94      95      96      97      98      99      00

BEST QUARTER:                    Q3 '00                          +1.43%

WORST QUARTER:                   Q2 '99                          +1.00%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.25%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.47%                                                 4.82%

The 7-day yield for Participant shares on 12/31/00 was 5.42%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Prime Cash Management




MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.



FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                          YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                      2001     2000     1999       1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .059       .047      .050       .051       .010

 Distributions:          Dividends from investment
                         income -- net                                         (.059)     (.047)    (.050)     (.051)     (.010)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.07       4.80      5.07       5.22     4.92(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60      .60(2)

 Ratio of net investment income
 to average net assets (%)                                                       5.93       4.70      4.96       5.10     4.78(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        430        186        67         15      --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                                YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                               2001              2000           1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                   1.00              1.00             1.00

 Investment operations:  Investment income -- net                                       .057              .045             .045

 Distributions:          Dividends from investment
                         income -- net                                                (.057)            (.045)           (.045)

 Net asset value, end of period                                                         1.00              1.00             1.00

 Total return (%)                                                                       5.84              4.63            4.90(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                             .60               .60             .60(2)

 Ratio of net investment income
 to average net assets (%)                                                              5.59              4.58            4.80(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                               320               196              163

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.

Financial Highlights


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                          2001      2000      1999        1998     1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .054       .042      .046       .048       .009

 Distributions:          Dividends from investment
                         income -- net                                         (.054)     (.042)    (.046)     (.048)     (.009)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                5.52       4.31      4.65       4.88     4.66(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60      .60(2)

 Ratio of net investment income
 to average net assets (%)                                                       5.34       4.23      4.56       4.79     4.70(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        609        138       132        110       --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.



Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m., every day the New York Stock Exchange, or the fund's transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.

AS TO DREYFUS CASH MANAGEMENT PLUS ONLY, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day

AS TO DREYFUS GOVERNMENT PRIME CASH MANAGEMENT AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

AS TO EACH FUND, orders effected through compatible computer facilities after 5:
00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial                    Additional
--------------------------------------------------------------------------------

PARTICIPANT SHARES                 $10,000,000*              NONE

*The minimum initial investment in Participant shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Account Information



ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV. If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period, (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.


DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date). The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Participant shares of any fund offered by this prospectus, Participant shares of any other fund or any other Dreyfus Cash Management fund or Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for each other Dreyfus Cash Management fund not offered by this prospectus, or for Dreyfus Institutional Short Term Treasury Fund, before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant shares of any fund offered by this prospectus, in Participant shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


Account Information


INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.




   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

Account Information



[This page intentionally left blank]

[This page intentionally left blank]

For More Information

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
CMGT-P0801-RNB

Dreyfus Cash Management Funds

Dreyfus Cash Management Plus

Dreyfus Government Prime Cash Management

Dreyfus Treasury Prime Cash Management


[USE FIRST REPUBLIC BANK FRONT AND BACK COVERS]





Seeks current income, safety of principal and liquidity by investing in high quality, short-term securities


PROSPECTUS June 1, 2001
    As revised, August 20, 2001


PARTICIPANT SHARES




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Funds

Contents

The Funds
--------------------------------------------------------------------------------

Introduction                                                              1

Dreyfus Cash Management Plus                                              2

Dreyfus Government Prime
Cash Management                                                           4

Dreyfus Treasury Prime
Cash Management                                                           6

Management                                                                8

Financial Highlights                                                      9

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         11

Distributions and Taxes                                                  13

Services for Fund Investors                                              13

Instructions for Account Transactions                                    14

For More Information
--------------------------------------------------------------------------------

MORE INFORMATION ON EACH FUND CAN BE FOUND IN THE FUND'S CURRENT
ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Introduction

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of a fund are unrelated to those of each other fund. This combined prospectus has been prepared for your convenience so that you can consider three investment choices in one document.

As a money market fund, each fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

Dreyfus Cash Management Plus is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. However, the fund purchases securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

* maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*  invest only in high quality, dollar-denominated obligations

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less

The Funds



Dreyfus Cash Management Plus

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities, including:

* securities issued or guaranteed by the U.S. government or its agencies or instrumentalities

* certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic banks or foreign banks (or thrifts) or their subsidiaries or branches

*   repurchase agreements, including tri-party repurchase agreements

*   asset-backed securities

* domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

* dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in bank obligations.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in the portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

* interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

* the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                 5.21     5.12    4.74    6.01
91      92      93       94      95      96      97       98      99      00

BEST QUARTER:                    Q3 '00                          +1.58%

WORST QUARTER:                   Q2 '99                          +1.11%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.34%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         6.01%                                                 5.27%

The 7-day yield for Participant shares on 12/31/00 was 6.11%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------


Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Cash Management Plus




Dreyfus Government Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.



PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                                  4.59    5.78
91      92      93       94      95      96      97       98      99      00

BEST QUARTER:                    Q3 '00                          +1.51%

WORST QUARTER:                   Q2 '99                          +1.07%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.36%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                Since
                                                              inception
         1 Year                                               (2/27/98)
--------------------------------------------------------------------------------

         5.78%                                                  5.12%

The 7-day yield for Participant shares on 12/31/00 was 5.94%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Government Prime Cash Management



Dreyfus Treasury Prime Cash Management

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government.

MAIN RISKS

The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. The fund is subject to the risk that interest rates could rise sharply, causing the fund's share price to drop.




PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the performance of the fund's Participant shares from year to year. The table shows the fund's average annual total return for its Participant shares over time. Of course, past performance is no guarantee of future results.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                                                 4.86     4.71    4.26    5.47
91      92      93       94      95      96      97       98      99      00

BEST QUARTER:                    Q3 '00                          +1.43%

WORST QUARTER:                   Q2 '99                          +1.00%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/01 WAS 1.25%.
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                               Since
                                                              inception
         1 Year                                              (11/21/96)
--------------------------------------------------------------------------------

         5.47%                                                  4.82%

The 7-day yield for Participant shares on 12/31/00 was 5.42%. Institutions may call toll-free 1-800-346-3621 for the current yield for Participant shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described for Participant shares in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.
--------------------------------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                         0.20%

Rule 12b-1 fee                                                          0.40%

Other expenses                                                           none
--------------------------------------------------------------------------------

TOTAL                                                                   0.60%
--------------------------------------------------------------------------------

Expense example

1 Year                               3 Years                              5 Years                              10 Years
------------------------------------------------------------------------------------------------------------------------------------

$61                                  $192                                 $335                                 $750

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

RULE 12B-1 FEE: the fee paid to the fund's distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. The distributor may pay all or part of this fee to institutions which have purchased Participant shares for the benefit of others. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

OTHER EXPENSES: under an agreement with Dreyfus, the fund only pays the management fee and the Rule 12b-1 fee. Dreyfus pays all other fund expenses directly. Dreyfus may terminate this agreement at any time upon at least 90 days' prior notice to investors, but has committed not to do so at least through May 31, 2002.


Dreyfus Treasury Prime Cash Management






MANAGEMENT


The investment adviser for each fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $168 billion in over 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at the annual rate of 0.20% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Each fund, Dreyfus and Dreyfus Service Corporation (each fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




FINANCIAL HIGHLIGHTS

The following tables describe the performance of each fund's Participant shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

                                                                                          YEAR ENDED JANUARY 31,

 DREYFUS CASH MANAGEMENT PLUS                                                    2001       2000      1999      1998      1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .059       .047      .050       .051       .010

 Distributions:          Dividends from investment
                         income -- net                                         (.059)     (.047)    (.050)     (.051)     (.010)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                6.07       4.80      5.07       5.22     4.92(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60      .60(2)

 Ratio of net investment income
 to average net assets (%)                                                       5.93       4.70      4.96       5.10     4.78(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        430        186        67         15       --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

                                                                                                YEAR ENDED JANUARY 31,

 DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                              2001               2000           1999(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                   1.00              1.00             1.00

 Investment operations:  Investment income -- net                                       .057              .045             .045

 Distributions:          Dividends from investment
                         income -- net                                                (.057)            (.045)           (.045)

 Net asset value, end of period                                                         1.00              1.00             1.00

 Total return (%)                                                                       5.84              4.63            4.90(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                             .60               .60             .60(2)

 Ratio of net investment income
 to average net assets (%)                                                              5.59              4.58            4.80(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                               320               196              163

(1)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1999.

(2)  ANNUALIZED.

Financial Highlights



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         YEAR ENDED JANUARY 31,

 DREYFUS TREASURY PRIME CASH MANAGEMENT                                         2001        2000      1999       1998     1997(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                            1.00       1.00      1.00       1.00       1.00

 Investment operations:  Investment income -- net                                .054       .042      .046       .048       .009

 Distributions:          Dividends from investment
                         income -- net                                         (.054)     (.042)    (.046)     (.048)     (.009)

 Net asset value, end of period                                                  1.00       1.00      1.00       1.00       1.00

 Total return (%)                                                                5.52       4.31      4.65       4.88     4.66(2)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                      .60        .60       .60        .60      .60(2)

 Ratio of net investment income
 to average net assets (%)                                                       5.34       4.23      4.56       4.79     4.70(2)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ in millions)                                        609        138       132        110       --(3)

(1)  FROM NOVEMBER 21, 1996 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1997.

(2)  ANNUALIZED.

(3)  AMOUNT REPRESENTS LESS THAN $1 MILLION.


Account Information

ACCOUNT POLICIES

EACH FUND IS DESIGNED for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.

Buying shares

THE PRICE FOR FUND SHARES is the fund's net asset value (NAV), which is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m., every day the New York Stock Exchange, or the fund's transfer agent (as on Good Friday) as to Dreyfus Cash Management Plus only, is open. An order will be priced at the next NAV calculated after the order is accepted by the fund's transfer agent or other authorized entity. Each fund's investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.

AS TO DREYFUS CASH MANAGEMENT PLUS ONLY, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day

AS TO DREYFUS GOVERNMENT PRIME CASH MANAGEMENT AND DREYFUS TREASURY PRIME CASH MANAGEMENT ONLY, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund's custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

AS TO EACH FUND, orders effected through compatible computer facilities after 5:
00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund's custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial                    Additional
--------------------------------------------------------------------------------

PARTICIPANT SHARES                 $10,000,000*              NONE

*The minimum initial investment in Participant shares is $10,000,000, unless:
(a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund and Dreyfus Institutional Short Term Treasury Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

Account Information




ACCOUNT POLICIES (CONTINUED)

Selling shares

INVESTORS MAY SELL (REDEEM) SHARES AT ANY TIME by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV. If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund's transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.


All times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund's net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. Any certificates representing fund shares being sold must be returned with the redemption request.


BEFORE SELLING RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General policies

UNLESS THE INVESTOR DECLINES TELEPHONE PRIVILEGES on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

EACH FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

Each fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount being redeemed is deemed by the manager to be large enough to affect fund operations.

Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

AMORTIZED COST: the value of a fund's portfolio securities, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed for a fund to be able to price its shares at $1.00 per share.



DISTRIBUTIONS AND TAXES

EACH FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income once a month, and distributes any net realized securities gains once a year. Dividends and distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

DIVIDENDS AND DISTRIBUTIONS PAID by the funds are taxable to U.S. shareholders as ordinary income (unless the investment is in a tax-deferred account for which taxes may be due at a later date). The tax status of any distribution is the same regardless of how long the investor has been in the fund and whether the investor reinvests distributions or take them in cash.

Because each investor's tax situation is unique, the investor should consult a professional about federal, state and local tax consequences.

Concepts to understand

DIVIDENDS: income or interest paid by the investments in a fund's portfolio.

DISTRIBUTIONS: income, net of expenses, passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.


SERVICES FOR FUND INVESTORS

Exchange privilege

AN INVESTOR MAY PURCHASE, in exchange for Participant shares of any fund offered by this prospectus, Participant shares of any other fund or any other Dreyfus Cash Management fund or Dreyfus Institutional Short Term Treasury Fund. Be sure to read the current prospectus for each other Dreyfus Cash Management fund not offered by this prospectus, or for Dreyfus Institutional Short Term Treasury Fund, before exchanging into it. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

DREYFUS AUTO-EXCHANGE PRIVILEGE enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Participant shares of any fund offered by this prospectus, in Participant shares of any other Dreyfus Cash Management fund or in Dreyfus Institutional Short Term Treasury Fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

EVERY FUND INVESTOR AUTOMATICALLY RECEIVES regular account statements. Each investor also will be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.


Account Information



INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

   TO OPEN AN ACCOUNT

            By Telephone

   Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

   WIRE  Transmit your investment to
The Bank of New York, with these instructions:

   * ABA# 021000018

   * fund name and DDA#

   * Dreyfus Cash Management Plus
DDA# 8900052252

   * Dreyfus Government Prime
Cash Management DDA# 8900337273

   * Dreyfus Treasury Prime
Cash Management DDA# 8900052317

   * the share class

   * your Social Security or tax ID number

   * account registration

   * dealer number, if applicable

   * account number

   Call us to obtain an account number. Return your application with the account number on the application.

TO ADD TO AN ACCOUNT

Before wiring funds, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* fund name and DDA#

* Dreyfus Cash Management Plus DDA# 8900052252

* Dreyfus Government Prime Cash Management DDA# 8900337273

* Dreyfus Treasury Prime Cash Management DDA# 8900052317

* the share class

* account number

* account registration

* dealer number, if applicable

TO SELL SHARES

Before redeeming shares, call a Dreyfus Institutional Services Division representative with information about your transaction.

WIRE Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

To open an account, make subsequent investments, or to sell shares, please contact your Dreyfus Institutional Services Division Representative or call 1-800-346-3621. In New York, call 1-718-895-1650.







   TO OPEN AN ACCOUNT

            Via Computer Facilities

   Access Lion Remote System, input new account data and retrieve account number for your records.

TO ADD TO AN ACCOUNT

Access Lion Remote System. Enter: * account number * fund number: [share class:
#]

* amount to buy

Print a report of transactions for your records.

TO SELL SHARES

Access Lion Remote System, confirm bank account information or select from multiple wire instructions. Enter: * account number * fund number: [share class:
#]

* amount to sell

Print a report of transactions for your records.

THE DREYFUS LION REMOTE SYSTEM provides institutional investment managers with the ability to monitor, control and service their Dreyfus mutual fund accounts through their personal computer. Investment managers use their modem with a local-access dial-up network or use their Internet access with a digital certificate for 128-bit encryption security. Please call Dreyfus Institutional Services Division about the availability of other compatible computerized trading systems.

For information about Dreyfus, access our Internet site at WWW.LIONSALES.COM.

Account Information





[This page intentionally left blank]

[This page intentionally left blank]

FPO

[USE FIRST REPUBLIC BANK FRONT AND BACK COVERS]

For More Information

Dreyfus Cash Management Plus
-----------------------------------

SEC file number:  811-5295

Dreyfus Government Prime Cash Management

A series of Dreyfus Government Cash Management Funds
-----------------------------------

SEC file number:  811-3964

Dreyfus Treasury Prime Cash Management
----------------------------------

SEC file number:  811-5718

More information on each fund is available free upon request, including the following:

Annual/Semiannual Reports

Describes each fund's performance, and lists its portfolio holdings.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).


[USE FIRST REPUBLIC BANK FRONT AND BACK COVERS]

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
CMGT-P0801-FRBA